Note 37 - Other operating income and expenses	6 Months Ended
Jun. 30, 2018
Other Operating Income and Expenses
Other Operating Income And Expenses

Other operating income and expense

The breakdown of the balance under the heading “Other operating income” in the accompanying consolidated income statements is as follows:

Other operating income (Millions of euros)
	June 2018	June 2017
Gains from sales of non-financial services	246	390
Of which: Real estate	156	251
Rest of other operating income	263	172
Of which: net profit from building leases	19	34
Total	509	562

The breakdown of the balance under the heading “Other operating expense” in the accompanying consolidated income statements is as follows:

Other operating expense (Millions of euros)
	June 2018	June 2017
Change in inventories	165	266
Of Which: Real estate	143	218
Rest of other operating expenses	727	679
Total	893	945